Filed pursuant to Rule 497(e)
File Nos. 033-88316 and 811-08932

ARTISAN PARTNERS FUNDS, INC.

ARTISAN MID CAP VALUE FUND

ARTISAN VALUE FUND

(each, a “Fund” and collectively, the “Funds”)

SUPPLEMENT DATED 12 JANUARY 2021

TO THE FUNDS’ PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

CURRENT AS OF THE DATE HEREOF

Effective 1 February 2021, the prospectus and statement of additional information (“SAI”) will be updated as follows:

1.	The following information will replace the information under the subheading “Portfolio Management” in the Fund Summaries on page 48 and page 67 of the prospectus in its entirety:

Name	Title	Length of Service

Thomas A. Reynolds IV	Managing Director and Portfolio Manager, Artisan Partners	Since October 2017

Daniel L. Kane	Managing Director and Portfolio Manager, Artisan Partners	Since February 2012

Craig Inman	Portfolio Manager, Artisan Partners	Since February 2019

2.

The following information will replace the information regarding the Funds under the heading “Organization, Management and Management Fees—Portfolio Managers” on page 91 of the prospectus in its entirety:

Artisan Mid Cap Value Fund	Thomas A. Reynolds IV Daniel L. Kane Craig Inman	Portfolio Manager Portfolio Manager Portfolio Manager
Artisan Value Fund	Thomas A. Reynolds IV Daniel L. Kane Craig Inman	Portfolio Manager Portfolio Manager Portfolio Manager

3.	The following will replace the first paragraph under the heading “Portfolio Managers” on page 33 of the SAI in its entirety:

Lewis S. Kaufman is portfolio manager for Artisan Developing World Fund. Christopher P. Smith is portfolio manager for Artisan Focus Fund. Mark L. Yockey, Charles-Henri Hamker and Andrew J. Euretig are portfolio managers for Artisan Global Equity Fund. Jason L. White is lead portfolio manager and James D. Hamel, Matthew H. Kamm and Craigh A. Cepukenas are portfolio managers for Artisan Global Discovery Fund. Mr. Hamel is lead portfolio manager and Messrs. Kamm, Cepukenas and White are portfolio managers for Artisan Global Opportunities Fund. Daniel J. O’Keefe is lead portfolio manager and Michael J. McKinnon is portfolio manager for Artisan Global Value Fund. Bryan C. Krug is the portfolio manager for Artisan High Income Fund. Mr. Yockey is portfolio manager and Messrs. Euretig and Hamker are associate portfolio managers for Artisan International Fund. Rezo Kanovich is portfolio manager for Artisan International Small-Mid Fund. N. David Samra is lead portfolio manager and Ian P. McGonigle and Joseph Vari are co-portfolio managers for Artisan International Value Fund. Mr. Kamm is lead portfolio manager and Messrs. Hamel, Cepukenas and White are portfolio managers for Artisan Mid Cap Fund. Daniel L. Kane, Craig Inman and Thomas A. Reynolds IV are portfolio managers for Artisan Mid Cap Value Fund and Artisan Value Fund. Mr. Cepukenas is lead portfolio manager and Messrs. Hamel, Kamm and White are portfolio managers for Artisan Small Cap Fund. Maria Negrete-Gruson is portfolio manager for Artisan Sustainable Emerging Markets Fund

4.	All other references to James C. Kieffer and any related information in the prospectus and SAI will be hereby removed.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE